Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of Cash and Cash Equivalents

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Cash on hand	422	130
Cash at bank	5,932,433	11,972,345
Cash on deposit	17,542,666	264,499

	23,475,521	12,236,974